Segment Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Threshold percentage of revenue from major customers	5.00%	5.00%	5.00%
Revenue	R$ 1,775,427	R$ 1,232,074	R$ 1,001,710
Cost of sales	(500,526)	(294,407)	(221,130)
Gross profit	1,274,901	937,667	780,580
Selling expenses	(665,014)	(496,298)	(372,269)
Segment profit	609,887	441,369	408,311
General and administrative expenses	(338,262)	(328,643)	(270,558)
Other income, net	23,904	16,673	(2,258)
Operating profit	295,529	129,399	135,495
Finance income	445,237	91,212	45,211
Finance costs	(638,483)	(372,086)	(142,013)
Share of loss of equity-accounted investees	(34,365)	(22,182)	409
Profit (loss) before income taxes	67,918	(173,657)	39,102
Income taxes benefit (expenses)	(28,429)	15,574	(22,322)
Net profit (loss) for the year	39,489	(158,083)	16,780
Other disclosures
Depreciation and amortization	277,458	194,885	127,455
Investments in associates and joint ventures	111,631	126,873	9,654
Capital expenditures	180,168	211,396	107,649
Inter-segment revenue	0	0	0
Total assets	5,753,408	5,990,119
Total liabilities	3,855,978	4,114,885
Core segments
Segment Information
Revenue	1,367,653	935,999	841,145
Supplemental segments
Segment Information
Revenue	407,774	296,075	160,565
Operating segments | Core segments
Segment Information
Revenue	1,367,653	935,999	841,145
Cost of sales	(396,095)	(228,474)	(190,893)
Gross profit	971,558	707,525	650,252
Selling expenses	(516,169)	(396,369)	(309,816)
Segment profit	455,389	311,156	340,436
Other disclosures
Depreciation and amortization	244,811	177,564	118,416
Investments in associates and joint ventures	111,631	126,873	9,654
Capital expenditures	148,491	186,846	95,672
Total assets	5,259,238	5,637,667
Total liabilities	3,762,867	4,048,511
Operating segments | Supplemental segments
Segment Information
Revenue	451,383	296,075	160,565
Cost of sales	(138,199)	(65,933)	(30,237)
Gross profit	313,184	230,142	130,328
Selling expenses	(148,845)	(99,929)	(62,453)
Segment profit	164,339	130,213	67,875
Other disclosures
Depreciation and amortization	32,647	17,321	9,039
Capital expenditures	33,401	24,550	11,977
Total assets	552,499	378,520
Total liabilities	151,440	92,442
Operating segments | Reportable segments
Segment Information
Revenue	1,819,036	1,232,074	1,001,710
Cost of sales	(534,294)	(294,407)	(221,130)
Gross profit	1,284,742	937,667	780,580
Selling expenses	(665,014)	(496,298)	(372,269)
Segment profit	619,728	441,369	408,311
General and administrative expenses		(328,643)	(270,558)
Other income, net		16,673	(2,258)
Operating profit		129,399	135,495
Finance income		91,212	45,211
Finance costs		(372,086)	(142,013)
Share of loss of equity-accounted investees		(22,182)	409
Profit (loss) before income taxes		(173,657)	39,102
Income taxes benefit (expenses)		15,574	(22,322)
Net profit (loss) for the year		(158,083)	16,780
Other disclosures
Depreciation and amortization	277,458	194,885	127,455
Investments in associates and joint ventures	111,631	126,873	9,654
Capital expenditures	181,892	211,396	R$ 107,649
Total assets	5,811,737	6,016,187
Total liabilities	3,914,307	4,140,953
Elimination of intersegment amounts
Segment Information
Revenue	(43,609)
Cost of sales	33,768
Gross profit	(9,841)
Segment profit	(9,841)
Other disclosures
Capital expenditures	(1,724)
Total assets	(58,329)	(26,068)
Total liabilities	R$ (58,329)	R$ (26,068)